Pension obligations (Schedule of detailed information about pension obligation) - (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Pension Obligations [Line Items]
Pension obligation - non-current	$ 7.5	$ 6.2
Pension obligations [Member]
Pension Obligations [Line Items]
Pension obligation - current	0.9	1.0
Pension obligation - non-current	7.5	6.2
Total pension obligations	$ 8.4	$ 7.2